                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 30, 2006
                                                  Estimated average burden
                                                  hours per response...... 19.3
                                                  -----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8644
                                  ---------------------------------------------

Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH                               43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end:  December 31
                        --------------------------

Date of reporting period: June 30, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders.

FIFTH THIRD
     QUALITY GROWTH VIP FUND

[CHART]

PERFORMANCE OVERVIEW
1/26/2001 - 6/30/2004
GROWTH OF A $10,000 INVESTMENT.

             S&P 500 INDEX   RUSSELL 1000(R) GROWTH INDEX    QUALITY GROWTH VIP FUND
1/26/2001    $      10,000             $     10,000              $     10,000
1/31/2001    $      10,084             $     10,005
2/28/2001    $       9,164             $      8,306
3/31/2001    $       8,584             $      7,402              $      8,000
4/30/2001    $       9,251             $      8,339
5/31/2001    $       9,313             $      8,216
6/30/2001    $       9,086             $      8,026              $      8,550
7/31/2001    $       8,996             $      7,825
8/31/2001    $       8,433             $      7,185
9/30/2001    $       7,752             $      6,468              $      7,120
10/31/2001   $       7,900             $      6,807
11/30/2001   $       8,506             $      7,462
12/31/2001   $       8,581             $      7,447              $      8,260
1/31/2002    $       8,455             $      7,316
2/28/2002    $       8,292             $      7,012
3/31/2002    $       8,604             $      7,255              $      8,120
4/30/2002    $       8,083             $      6,663
5/31/2002    $       8,023             $      6,501
6/30/2002    $       7,451             $      5,900              $      6,530
7/31/2002    $       6,870             $      5,576
8/31/2002    $       6,916             $      5,592
9/30/2002    $       6,164             $      5,012              $      5,430
10/31/2002   $       6,707             $      5,472
11/30/2002   $       7,101             $      5,769
12/31/2002   $       6,684             $      5,370              $      5,780
1/31/2003    $       6,509             $      5,240
2/28/2003    $       6,411             $      5,216
3/31/2003    $       6,473             $      5,313              $      5,640
4/30/2003    $       7,007             $      5,706
5/31/2003    $       7,376             $      5,990
6/30/2003    $       7,470             $      6,073              $      6,390
7/31/2003    $       7,602             $      6,224
8/31/2003    $       7,750             $      6,379
9/30/2003    $       7,668             $      6,311              $      6,670
10/31/2003   $       8,102             $      6,665
11/30/2003   $       8,173             $      6,735
12/31/2003   $       8,602             $      6,969              $      7,550
1/31/2004    $       8,760             $      7,111
2/29/2004    $       8,882             $      7,156
3/31/2004    $       8,748             $      7,023              $      7,580
4/30/2004    $       8,610             $      6,942
5/31/2004    $       8,728             $      7,071
6/30/2004    $       8,898             $      7,159              $      7,500

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD QUALITY GROWTH VIP FUND FROM 1/26/01 TO 6/30/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX") AND THE RUSSELL 1000(R) GROWTH INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX AND THE RUSSELL 1000(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Fund declined 0.66%,(1) underperforming its primary benchmark, the Russell 1000(R) Growth Index, which gained 2.74%, and its secondary benchmark, the S&P 500 Index, which advanced 3.44%.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Fixated on rising interest rates, increasing inflationary pressures and a fear of a near-term peak in corporate earnings, equity investors flocked to stocks perceived as safer and more stable. In adopting such a defensive posture, the market shunned many companies with the strongest growth prospects, which contributed to the Fund's underperformance.

The rotation away from the high-growth pacesetters was most evident in the information technology sector, where the Fund's overweight position, relative to the benchmark, detracted significantly. Despite solid first quarter results, many companies within the sector issued conservative outlooks. Dissatisfied with the cautionary tone and wary of a modest pickup in inventories, investors turned elsewhere.(2)

Among the sectors that benefited from the market's strategic shift was consumer staples, an area where the Fund's underweight position added to lackluster returns. Elevated valuations within the staples group, which includes food, beverage and household product companies, reflected the market's willingness to bid up slow to moderate growth ventures. Alternatively, the Fund's exposure to the consumer discretionary sector, which includes leisure, entertainment companies and retailers, was reduced amid signs that nonessential consumer spending may be easing.(2)

Offsetting losses was an overweight position in the industrial sector. Against a backdrop of improved operating leverage, companies such as diversified manufacturers and business service providers exhibited strong cash flow levels and bolstered healthy balance sheets as revenues climbed. Also providing a modest uptick was a small, yet overweight, stake in the energy sector, where high prices for oil and natural gas translated into earnings gains.(2)


(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004, WERE -0.66%, 17.37% AND -8.06%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

FIFTH THIRD
     BALANCED VIP FUND

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 6/30/2004
GROWTH OF A $10,000 INVESTMENT.

           BALANCED VIP FUND    RUSSELL 1000(R) INDEX   LEHMAN BROTHERS AGGREGATE BOND INDEX     S&P 500 INDEX
7/15/2002     $     10,000          $     10,000                   $     10,000                  $     10,000
7/31/2002     $     10,550          $      9,993                   $     10,121                  $      9,935
8/31/2002     $     10,680          $     10,046                   $     10,292                  $     10,001
9/30/2002     $     10,190          $      8,967                   $     10,459                  $      8,914
10/31/2002    $     10,580          $      9,712                   $     10,411                  $      9,698
11/30/2002    $     10,809          $     10,280                   $     10,408                  $     10,269
12/31/2002    $     10,537          $      9,698                   $     10,623                  $      9,665
1/31/2003     $     10,306          $      9,463                   $     10,633                  $      9,412
2/28/2003     $     10,326          $      9,317                   $     10,779                  $      9,271
3/31/2003     $     10,378          $      9,413                   $     10,771                  $      9,361
4/30/2003     $     10,751          $     10,173                   $     10,860                  $     10,132
5/31/2003     $     11,074          $     10,753                   $     11,062                  $     10,666
6/30/2003     $     11,076          $     10,895                   $     11,040                  $     10,803
7/31/2003     $     11,127          $     11,112                   $     10,669                  $     10,993
8/31/2003     $     11,328          $     11,337                   $     10,739                  $     11,207
9/30/2003     $     11,251          $     11,221                   $     11,024                  $     11,089
10/31/2003    $     11,626          $     11,879                   $     10,921                  $     11,716
11/30/2003    $     11,727          $     12,021                   $     10,948                  $     11,819
12/31/2003    $     12,017          $     12,597                   $     11,059                  $     12,439
1/31/2004     $     12,098          $     12,836                   $     11,148                  $     12,668
2/29/2004     $     12,222          $     13,015                   $     11,268                  $     12,844
3/31/2004     $     12,097          $     12,838                   $     11,353                  $     12,650
4/30/2004     $     11,850          $     12,605                   $     11,058                  $     12,451
5/31/2004     $     11,861          $     12,787                   $     11,013                  $     12,622
6/30/2004     $     12,015          $     13,017                   $     11,076                  $     12,867

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD BALANCED VIP FUND FROM 7/15/02 TO 6/30/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX"), THE RUSSELL 1000(R) INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NON-CONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE S&P 500 INDEX, THE RUSSELL 1000(R) INDEX AND LEHMAN BROTHERS AGGREGATE BOND INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

INVESTMENT RISK CONSIDERATIONS

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Fund returned -0.02%,(1) underperforming its benchmarks, the S&P 500 Index, which advanced 3.44% and the Lehman Brothers Aggregate Bond Index, which posted a 0.15% gain.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. For the most part, the stock market spent the first half of the year focused on the likelihood of interest rates rising instead of the steady stream of solid earnings reports. Concurrently, we believe many investors took the opportunity to book gains after the sizeable runup of 2003. Against this backdrop, the equity portion of the Fund lagged its benchmark, although performance picked up in the second quarter of 2004 as the market bid up shares in higher quality companies.

The Fund's holdings in the consumer discretionary and financial sectors diminished returns for the period. More specifically, media companies within the consumer discretionary group were negatively impacted as advertising revenues grew at a lower than expected pace and firms that provide back-office services to the financial industry struggled as trading volumes slumped.(2)

An emphasis on less-volatile companies possessing good growth potential boosted the Fund's position in the otherwise disappointing information technology sector. Also aiding performance was a modest stake in the utility sector, where service providers with some exposure to elevated oil and natural gas prices posted gains.(2)

The essentially flat performance within the fixed income portion of the Fund stemmed in part from an effort to shorten the average duration. That strategy, which softens the effect of decreasing values in a rising rate environment, proved effective as the Federal Reserve bumped up its key short-term lending rate a quarter point (0.25%) on June 30.(2)

While contending with the inevitable drive to push interest rates back toward historical norms, the Fund benefited from a significant position in high quality government agency debt. Consisting primarily of mortgage-backed securities, these notes firmed amid a bounce in home lending rates as the underlying fundamentals solidified considerably.(2)


(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004, WERE -0.02%, 8.47% AND 9.82%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

FIFTH THIRD
     MID CAP VIP FUND

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 06/30/2004
GROWTH OF A $10,000 INVESTMENT.

                 MID CAP VIP FUND     RUSSELL MIDCAP(R) INDEX        RUSSELL MIDCAP(R) GROWTH INDEX
7/15/2002          $     10,000              $     10,000                      $     10,000
7/31/2002          $     10,990              $      9,899                      $      9,845
8/31/2002          $     11,000              $      9,953                      $      9,811
9/30/2002          $      9,770              $      9,035                      $      9,031
10/31/2002         $     10,480              $      9,492                      $      9,731
11/30/2002         $     11,381              $     10,151                      $     10,492
12/31/2002         $     10,501              $      9,751                      $      9,858
1/31/2003          $     10,351              $      9,553                      $      9,762
2/28/2003          $      9,981              $      9,427                      $      9,677
3/31/2003          $      9,951              $      9,520                      $      9,857
4/30/2003          $     10,611              $     10,211                      $     10,528
5/31/2003          $     11,811              $     11,146                      $     11,541
6/30/2003          $     11,921              $     11,259                      $     11,706
7/31/2003          $     12,431              $     11,630                      $     12,124
8/31/2003          $     13,371              $     12,135                      $     12,792
9/30/2003          $     12,661              $     11,983                      $     12,544
10/31/2003         $     13,882              $     12,897                      $     13,555
11/30/2003         $     14,302              $     13,259                      $     13,917
12/31/2003         $     14,246              $     13,657                      $     14,069
1/31/2004          $     14,417              $     14,054                      $     14,533
2/29/2004          $     14,628              $     14,356                      $     14,778
3/31/2004          $     14,748              $     14,359                      $     14,750
4/30/2004          $     14,257              $     13,832                      $     14,334
5/31/2004          $     14,637              $     14,175                      $     14,672
6/30/2004          $     14,788              $     14,568                      $     14,905

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD MID CAP VIP FUND FROM 7/15/02 TO 6/30/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000(R) INDEX, WHICH REPRESENT APPROXIMATELY 25% OF THE TOTAL MARKET VALUE OF THE RUSSELL 1000(R) INDEX. THE RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Stocks with a middle-level capitalization (mid cap) are typically stocks of companies with a market value between $500 million and $3 billion. Mid-cap stocks still offer the growth potential with the stability of a larger company.

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Fund advanced 3.80%(1) to trail its benchmarks, the Russell MidCap(R) Index, which returned 6.67%, and the Russell MidCap(R) Growth Index, which returned 5.94%.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Although the U.S. economy demonstrated signs of strength, concerns over rising interest rates, inflation and election-related uncertainties spooked the equity markets. In turn, mid-cap investors counter-intuitively piled into companies offering slow but steady growth and names carrying some of the highest price-earnings ratios available.(2) This simultaneous flight to safety and attraction to flashy growth stocks discounted a large swath of the market, which contributed to the Fund's underperformance.

The broader trend was clearly evident in the information technology sector, where the Fund's overweight position, relative to the benchmark, and some poor stock picks magnified losses. The bulk of the companies that performed best were either carrying peak valuations or low double-digit growth rates, as a result the Fund's emphasis on solid companies with accelerating growth prospects produced disappointing results this period.(3)

Elsewhere, the expectation for increased interest rates pushed mortgage rates off multi-generational lows, which depressed homebuilder stocks. The resulting pressure on the consumer discretionary sector also hindered the Fund's returns.(3)

On the upside, the market's interest in companies with steady, reliable earnings helped boost the Fund's healthcare sector holdings. More specifically, medical service and supply names performed well behind dependable revenue streams and consolidation undercurrents.(3)

Select stocks within the industrial and the energy sectors also provided gains. In the manufacturing space, the improving economy bolstered demand and companies finally reaped the benefits of past efforts to significantly improve operating leverage. Among oil and gas concerns, the exploration and production companies actively delivering oil to market were able to take advantage of prices that spiked as high as $42 per barrel on supply worries and sustained demand.(3)


(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004, WERE 3.80%, 24.04% AND 22.09%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE PRICE-EARNINGS RATIO IS THE PRICE OF A STOCK DIVIDED BY ITS EARNINGS PER SHARE.

(3) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

FIFTH THIRD
     DISCIPLINED VALUE VIP FUND

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 6/30/2004
GROWTH OF A $10,000 INVESTMENT.

                DISCIPLINED VALUE VIP FUND       RUSSELL 1000(R) VALUE INDEX
7/15/2002              $     10,000                     $     10,000
7/31/2002              $     10,770                     $      9,871
8/31/2002              $     10,690                     $      9,945
9/30/2002              $      9,350                     $      8,839
10/31/2002             $     10,050                     $      9,494
11/30/2002             $     11,160                     $     10,092
12/31/2002             $     10,353                     $      9,654
1/31/2003              $     10,010                     $      9,420
2/28/2003              $      9,899                     $      9,169
3/31/2003              $      9,815                     $      9,184
4/30/2003              $     10,633                     $      9,993
5/31/2003              $     11,392                     $     10,638
6/30/2003              $     11,659                     $     10,771
7/31/2003              $     12,014                     $     10,931
8/31/2003              $     12,277                     $     11,102
9/30/2003              $     11,975                     $     10,993
10/31/2003             $     12,808                     $     11,666
11/30/2003             $     12,920                     $     11,824
12/31/2003             $     13,796                     $     12,553
1/31/2004              $     14,023                     $     12,774
2/29/2004              $     14,416                     $     13,047
3/31/2004              $     14,218                     $     12,933
4/30/2004              $     13,991                     $     12,617
5/31/2004              $     14,136                     $     12,746
6/30/2004              $     14,518                     $     13,046

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD DISCIPLINED VALUE VIP FUND FROM 7/15/02 TO 6/30/04 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000(R) VALUE INDEX. THE RUSSELL 1000(R) VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Q. HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Fund advanced 5.23%,(1) outpacing the 3.94% return generated by its benchmark, the Russell 1000(R) Value Index.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Anticipating a rise in interest rates and weighing the potential impact on economic activity and corporate profits, investors experienced modest gains in the equity markets over the first half of the year. Regular disruptions in the Iraqi recovery effort offered an unpleasant backdrop, as well as lingering concern over potential terrorist attacks. Although the market was generally cool to names across the investment spectrum, value stocks slightly topped those in the growth camp.

In general, the Fund benefited from a shift to higher quality and less cyclical stocks carrying lower betas.(2) Uneasiness over the Middle East combined with unwavering high demand levels to drive up crude oil prices, which contributed to solid gains from the Fund's holdings in the energy sector. Rising earnings expectations boosted another leading group, industrials, as manufacturing concerns enjoyed a renaissance amid the expanding U.S. economy.(3)

Overweight positions, relative to the benchmark, in the energy and industrial sectors further enhanced performance, as did an underweight position in information technology names. Having enjoyed a significant runup through much of 2003, we believe most technology companies no longer inspired conviction as the combination of high price-earnings ratios(4) and low dividend yields proved unattractive.(3)

Hampering performance was an overweight position in healthcare stocks and an underweight stake in the utilities sector. More specifically within healthcare, thin new product pipelines dampened outlooks for pharmaceutical companies while we believe investors grew increasingly concerned over the government's greater role in influencing prices. The attraction to utilities stemmed from low valuations across the group.(3)


(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004, WERE 5.23%, 24.53% AND 20.97%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) BETA RATING ATTEMPTS TO MEASURE RELATIVE RISK. A BETA RATING OF HIGHER THAN ONE INDICATES GREATER RELATIVE VOLATILITY THAN THE MARKET. A BETA RATING LOWER THAN 1 INDICATES LOWER VOLATILITY THAN THE MARKET.

(3) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

(4) THE PRICE-EARNINGS RATIO IS THE PRICE OF A STOCK DIVIDED BY ITS EARNINGS PER SHARE.

FIFTH THIRD QUALITY GROWTH VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                   SECURITY
   SHARES                         DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
COMMON STOCKS -- (97.5%)
       2,800   3M Co.                                               $    252,028
       5,000   A.G. Edwards, Inc.                                        170,150
      40,000   ADC Telecommunications, Inc. *                            113,600
      10,000   Agilent Technologies, Inc. *                              292,800
       1,000   American International Group, Inc.                         71,280
       1,500   Amgen, Inc. *                                              81,855
       4,000   Analog Devices, Inc.                                      188,320
         500   Anheuser-Busch Co., Inc.                                   27,000
       2,000   Anthem, Inc. *                                            179,120
      12,800   Applied Materials, Inc. *                                 251,136
      25,000   Avaya, Inc. *                                             394,750
       2,400   Bank of New York Co., Inc.                                 70,752
       7,000   Best Buy Co., Inc.                                        355,180
       1,500   Biogen Idec, Inc. *                                        94,875
       1,100   Biomet, Inc.                                               48,884
       8,900   Boston Scientific Corp. *                                 380,920
       8,000   Broadcom Corp., Class A *                                 374,160
       8,000   Cintas Corp.                                              381,360
      22,000   Cisco Systems, Inc. *                                     521,400
       4,000   Clear Channel Communications, Inc.                        147,800
       6,000   Cox Communications, Inc., Class A *                       166,740
       2,000   Danaher Corp.                                             103,700
       2,000   Eaton Corp.                                               129,480
      35,000   EMC Corp. *                                               399,000
       5,000   Emerson Electric Corp.                                    317,750
         400   Exxon Mobil Corp.                                          17,764
       3,000   Fiserv, Inc. *                                            116,670
       4,000   Flextronics International Ltd. *                           63,800
       2,000   Forest Laboratories, Inc. *                               113,260
       3,000   General Electric Corp.                                     97,200
       4,000   Gilead Sciences, Inc. *                                   268,000
       3,500   Goldman Sachs Group, Inc.                                 329,560
       1,000   Harley-Davidson, Inc.                                      61,940
      12,000   Home Depot, Inc.                                          422,400
         300   IBM Corp.                                                  26,445
       1,000   Illinois Tool Works, Inc.                                  95,890
      15,000   Intel Corp.                                               414,000
       6,000   International Game Technology                             231,600
       3,000   L-3 Communications Holdings, Inc.                         200,400
       2,300   Lowe's Cos., Inc.                                         120,865
       6,000   Manpower, Inc.                                            304,620
       4,000   Maxim Integrated Products, Inc.                           209,680
       5,000   Mellon Financial Corp.                                    146,650
       4,000   Merrill Lynch & Co., Inc.                                 215,920
       4,600   Microsoft Corp.                                           131,376
         200   National Commerce Financial Corp.                           6,500
       2,300   Nordstrom, Inc.                                            98,003
       3,000   Northern Trust Corp.                                      126,840
         200   Omnicom Group, Inc.                                        15,178
         100   Paychex, Inc.                                               3,388
       4,000   Pulte Homes, Inc.                                         208,120
       5,500   Rockwell Automation, Inc.                                 206,305
       1,100   Schlumberger Ltd.                                          69,861
         100   SunGard Data Systems, Inc. *                                2,600
       6,000   Sysco Corp.                                               215,220
       4,000   T. Rowe Price Group, Inc.                                 201,600
       1,500   Teleflex, Inc.                                             75,225
       4,000   Teva Pharmaceutical Industries Ltd. ADR              $    269,160
      18,000   Texas Instruments, Inc.                                   435,240
       1,000   United Technologies Corp.                                  91,480
      15,000   Varco International, Inc. *                               328,350
       1,000   Wal-Mart Stores, Inc.                                      52,760
       6,000   Xilinx, Inc.                                              199,860
                                                                    ------------
               Total Common Stocks                                    11,707,770
                                                                    ------------

MONEY MARKETS -- (2.7%)
     328,728   Federated Prime Value Obligations
                Money Market Fund                                        328,728
                                                                    ------------
               Total Money Markets                                       328,728
                                                                    ------------
Total Investments (Cost $11,153,962) (a) -- 100.2%                    12,036,498
Liabilities in excess of other assets -- (0.2)%                          (25,497)
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 12,011,001
                                                                    ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD BALANCED VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                   SECURITY
   SHARES                         DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
COMMON STOCKS -- (56.2%)
         343   Abbott Laboratories                                  $     13,981
         140   Air Products and Chemicals, Inc.                            7,343
         530   Alcoa, Inc.                                                17,506
         789   Allstate Corp.                                             36,728
         248   Alltel Corp.                                               12,554
         395   American International Group, Inc.                         28,156
         356   Avery Dennison Corp.                                       22,788
         498   Bank of America Corp.                                      42,142
         353   Bank of New York Co., Inc.                                 10,406
         777   Check Point Software Technologies Ltd. *                   20,971
         635   Cisco Systems, Inc. *                                      15,049
         309   Citigroup, Inc.                                            14,369
         400   Dover Corp.                                                16,840
         394   Ecolab, Inc.                                               12,490
         385   Emerson Electric Corp.                                     24,467
         697   Exxon Mobil Corp.                                          30,954
         400   FedEx Corp.                                                32,676
         300   Fiserv, Inc. *                                             11,667
         140   FPL Group, Inc.                                             8,953
       1,144   General Electric Corp.                                     37,066
         145   Gillette Co.                                                6,148
         428   Guidant Corp.                                              23,917
         257   IBM Corp.                                                  22,654
         468   Intel Corp.                                                12,916
         567   Johnson & Johnson                                          31,582
          62   Lexmark International, Inc. *                               5,985
         180   Maxim Integrated Products, Inc.                             9,436
         909   McDonald's Corp.                                           23,634
         554   Medco Health Solutions, Inc. *                             20,775
         253   Merck & Co., Inc.                                          12,018
       1,009   Microsoft Corp.                                            28,817
         361   Noble Corp. *                                              13,678
         376   Northern Trust Corp.                                       15,897
         288   Omnicom Group, Inc.                                        21,856
         275   PepsiCo, Inc.                                              14,817
       1,013   Pfizer, Inc.                                               34,725
         454   Praxair, Inc.                                              18,119
         406   Procter & Gamble Co.                                       22,103
         455   Questar Corp.                                              17,581
         200   Schlumberger Ltd.                                          12,702
         785   SunGard Data Systems, Inc. *                               20,410
         308   Target Corp.                                               13,081
         140   United Technologies Corp.                                  12,807
         759   VERITAS Software Corp. *                                   21,024
         698   Viacom, Inc., Class A                                      25,372
         519   Wal-Mart Stores, Inc.                                      27,382
         706   Walgreen Co.                                               25,564
         263   Wells Fargo & Co.                                          15,051
         793   Wendy's International, Inc.                                27,628
                                                                    ------------
               Total Common Stocks                                       974,785
                                                                    ------------

 SHARES OR
 PRINCIPAL                         SECURITY
  AMOUNT                          DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES -- (37.4%)
               FANNIE MAE (18.5%)
$     50,000   1.88%, 12/15/04                                      $     50,070
      65,000   3.88%, 3/15/05                                             65,920
      25,000   6.63%, 9/15/09                                             27,656
      75,000   6.63%, 11/15/10                                            83,272
      25,000   5.50%, 3/15/11                                             26,149
      50,000   4.13%, 4/15/14                                             45,982
      20,000   7.25%, 5/15/30                                             23,647
                                                                    ------------
                                                                         322,696
                                                                    ------------

               FEDERAL HOME LOAN BANK (7.0%)
      50,000   2.88%, 9/15/06                                             49,781
      50,000   3.88%, 6/14/13                                             46,000
      25,000   5.25%, 6/18/14                                             25,067
                                                                    ------------
                                                                         120,848
                                                                    ------------

               FREDDIE MAC (11.9%)
      50,000   2.88%, 5/15/07                                             49,243
      35,000   2.75%, 3/15/08                                             33,772
      50,000   3.63%, 9/15/08                                             49,289
      50,000   3.38%, 4/15/09                                             48,146
      25,000   5.13%, 7/15/12                                             25,261
                                                                    ------------
                                                                         205,711
                                                                    ------------
               Total U.S. Government Agencies                            649,255
                                                                    ------------

MONEY MARKETS -- (4.6%)
         270   Dreyfus Cash Management Money Market Fund                     270
      78,936   Federated Prime Value Obligations Money
                Market Fund                                               78,936
                                                                    ------------
               Total Money Markets                                        79,206
                                                                    ------------

REPURCHASE AGREEMENTS -- (2.1%)
$     37,000   UBS Investment Bank, 1.30%, 7/1/04
                (Proceeds at maturity $37,001, collateralized by
                U.S. Treasury securities)                                 37,000
                                                                    ------------
               Total Repurchase Agreements                                37,000
                                                                    ------------
Total Investments (Cost $1,658,126) (a) -- 100.3%                      1,740,246
Liabilities in excess of other assets -- (0.3)%                           (5,064)
                                                                    ------------
NET ASSETS -- 100.0%                                                $  1,735,182
                                                                    ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD MID CAP VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                   SECURITY
   SHARES                         DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
COMMON STOCKS -- (94.1%)
       2,100   A.G. Edwards, Inc.                                   $     71,463
       4,200   Advance Auto Parts, Inc. *                                185,556
       3,500   Alberto-Culver Co.                                        175,490
       3,539   American Capital Strategies Ltd.                           99,163
       6,100   Amkor Technology, Inc. *                                   49,898
      11,417   Andrew Corp. *                                            228,454
       2,200   Apache Corp.                                               95,810
       4,250   Avocent Corp. *                                           156,145
       2,700   Biomet, Inc.                                              119,988
       3,600   Burlington Resources, Inc.                                130,248
       2,000   C.H. Robinson Worldwide, Inc.                              91,680
       2,200   C.R. Bard, Inc.                                           124,630
       2,000   Career Education Corp. *                                   91,120
       4,950   Caremark Rx, Inc. *                                       163,053
       2,600   Cephalon, Inc. *                                          140,400
       4,200   Chico's FAS, Inc. *                                       189,671
       2,400   Cintas Corp.                                              114,408
       9,400   CNET Networks, Inc. *                                     104,058
       1,200   Coach, Inc. *                                              54,228
       2,650   Corporate Executive Board Co.                             153,144
       3,100   Covance, Inc. *                                           119,598
       8,100   Cytyc Corp. *                                             205,497
       6,000   D. R. Horton, Inc.                                        170,400
       2,900   Diebold, Inc.                                             153,323
       4,750   Dollar Tree Stores, Inc. *                                130,293
       2,900   Education Management Corp. *                               95,294
       4,500   Emulex Corp. *                                             64,395
       3,426   Engineered Support Systems, Inc.                          200,455
       3,200   Fastenal Co.                                              181,856
       4,500   Fidelity National Financial, Inc.                         168,030
       4,700   Fiserv, Inc. *                                            182,783
       2,650   Fisher Scientific International, Inc. *                   153,038
       6,600   Flextronics International Ltd. *                          105,270
       2,700   Gentex Corp.                                              107,136
       1,650   Gilead Sciences, Inc. *                                   110,550
       4,050   Hughes Supply, Inc.                                       238,667
       3,700   International Rectifier Corp. *                           153,254
       9,400   Intersil Corp.                                            203,604
       3,300   Invacare Corp.                                            147,576
       3,700   Inveresk Research Group, Inc. *                           114,108
       6,100   Jabil Circuit, Inc. *                                     153,598
       4,200   Laureate Education, Inc. *                                160,608
       2,400   Lennar Corp.                                              107,328
       2,100   Manpower, Inc.                                            106,617
       2,200   Marvel Enterprises, Inc. *                                 42,944
       2,400   Mercury Interactive Corp. *                               119,592
       2,900   Michael's Stores, Inc.                                    159,500
       5,450   Microchip Technology, Inc.                                171,893
       5,300   Network Appliance, Inc. *                                 114,109
       3,150   Neurocrine Biosciences, Inc. *                            163,327
       3,000   North Fork Bancorp.                                       114,150
       3,450   Omnicare, Inc.                                            147,695
       4,600   Polo Ralph Lauren                                         158,470
       7,000   Radio One, Inc. *                                         112,070
       4,000   Ross Stores, Inc.                                         107,040
       4,900   Ruby Tuesday, Inc.                                        134,505

 SHARES OR
 PRINCIPAL                         SECURITY
  AMOUNT                          DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
       5,300   SanDisk Corp. *                                      $    114,957
       2,904   Stericycle, Inc. *                                        150,253
       6,200   SunGard Data Systems, Inc. *                              161,199
       2,850   Symantec Corp. *                                          124,773
       2,800   Synopsys, Inc. *                                           79,604
       3,600   T. Rowe Price Group, Inc.                                 181,440
         900   TCF Financial Corp                                         52,245
       1,900   The Cheesecake Factory, Inc. *                             75,601
       1,900   The Valspar Corp.                                          95,741
       4,100   UTStarcom, Inc. *                                         124,025
       1,300   Varian Medical Systems, Inc. *                            103,155
       2,700   Varian, Inc. *                                            113,805
       5,300   Western Wireless Corp. *                                  153,223
       4,250   Williams-Sonoma, Inc. *                                   140,080
       3,325   XTO Energy, Inc.                                           99,052
       1,650   Zebra Technologies Corp. *                                143,550
       1,000   Zimmer Holdings, Inc. *                                    88,200
                                                                    ------------
               Total Common Stocks                                     9,618,083
                                                                    ------------

MONEY MARKETS -- (4.5%)
         600   Dreyfus Cash Management Money Market Fund                     600
     461,209   Federated Prime Value Obligations Money
                Market Fund                                              461,209
                                                                    ------------
               Total Money Markets                                       461,809
                                                                    ------------

REPURCHASE AGREEMENTS -- (2.7%)
$    279,000   UBS Investment Bank, 1.30%, 7/1/04
                (Proceeds at maturity $279,010, collateralized by
                U.S. Treasury securities)                                279,000
                                                                    ------------
               Total Repurchase Agreements                               279,000
                                                                    ------------
Total Investments (Cost $9,236,565) (a) -- 101.3%                     10,358,892
Liabilities in excess of other assets -- (1.3)%                         (131,850)
                                                                    ------------
NET ASSETS -- 100.0%                                                $ 10,227,042
                                                                    ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD DISCIPLINED VALUE VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                   SECURITY
   SHARES                         DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
COMMON STOCKS -- (96.4%)
       2,000   Abbott Laboratories                                  $     81,520
       3,250   Allstate Corp.                                            151,288
       3,600   Alltel Corp.                                              182,232
       6,300   American Electric Power Co.                               201,600
       2,500   American International Group, Inc.                        178,200
       1,800   Anadarko Petroleum Corp.                                  105,480
       6,200   Aon Corp.                                                 176,514
       1,600   Bob Evans Farms, Inc.                                      43,808
       5,950   Bristol-Myers Squibb Co.                                  145,775
       2,000   Brunswick Corp.                                            81,600
       5,900   Cadbury Schweppes PLC ADR                                 206,972
       4,950   Carnival Corp.                                            232,650
       1,525   Caterpillar, Inc.                                         121,146
       2,600   ChevronTexaco Corp.                                       244,686
       4,400   CIT Group, Inc.                                           168,476
       8,400   ConAgra, Inc.                                             227,472
       3,850   ConocoPhillips                                            293,716
       7,050   CVS Corp.                                                 296,241
       6,375   Dow Chemical Co.                                          259,463
       1,500   Equity Office Properties Trust                             40,800
       2,500   FPL Group, Inc.                                           159,875
       3,300   Gannett, Inc.                                             280,005
       3,350   General Dynamics Corp.                                    332,655
       6,300   General Electric Corp.                                    204,120
       3,600   Halliburton Co.                                           108,936
       4,100   Hartford Financial Services Group, Inc.                   281,834
       1,800   HCA, Inc.                                                  74,862
       5,975   Hewlett-Packard Co.                                       126,073
      10,800   Honda Motor Co., Ltd.                                     262,656
       9,550   Honeywell International, Inc.                             349,817
       2,125   IBM Corp.                                                 187,318
       3,400   Intel Corp.                                                93,840
       5,600   International Paper Co.                                   250,320
       6,075   J.P. Morgan Chase & Co.                                   235,528
       6,850   KeyCorp                                                   204,747
       5,900   Marathon Oil Corp.                                        223,256
       5,550   Masco Corp.                                               173,049
       3,750   May Department Stores Co.                                 103,088
       2,900   McDonald's Corp.                                           75,400
       3,650   Merck & Co., Inc.                                         173,375
       4,875   Merrill Lynch & Co., Inc.                                 263,152
       5,450   National City Corp.                                       190,805
       4,800   NiSource, Inc.                                             98,976
       4,300   Parker Hannifin Corp.                                     255,678
       4,800   Royal Dutch Petroleum Co.                                 248,016
       2,350   RPM International, Inc.                                    35,720
       4,900   Safeway, Inc. *                                           124,166
       1,700   Schering-Plough Corp.                                      31,416
       4,600   Sherwin-Williams Co.                                      191,130
       3,875   SunTrust Banks, Inc.                                      251,835
         500   Valero Energy                                              36,880
       5,975   Verizon Communications, Inc.                              216,235
       3,300   Weyerhaeuser Co.                                          208,296
                                                                    ------------
               Total Common Stocks                                     9,492,698
                                                                    ------------

 SHARES OR
 PRINCIPAL                         SECURITY
  AMOUNT                          DESCRIPTION                           VALUE
------------   --------------------------------------------------   ------------
MONEY MARKETS -- (4.5%)
         584   Dreyfus Cash Management Money Market Fund            $        584
     445,811   Federated Prime Value Obligations Money
                Market Fund                                              445,811
                                                                    ------------
               Total Money Markets                                       446,395
                                                                    ------------

REPURCHASE AGREEMENTS -- (3.9%)
$    383,000   UBS Investment Bank, 1.30%, 7/1/04
                (Proceeds at maturity $383,014, collateralized by
                U.S. Treasury securities)                                383,000
                                                                    ------------
               Total Repurchase Agreements                               383,000
                                                                    ------------
Total Investments (Cost $9,291,715) (a) -- 104.8%                     10,322,093
Liabilities in excess of other assets -- (4.8)%                         (468,968)
                                                                    ------------
NET ASSETS -- 100.0%                                                $  9,853,125
                                                                    ============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


     *   Non-income producing security.
     (a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.
     ADR -- American Depositary Receipt

                                                             NET UNREALIZED  GROSS UNREALIZED  GROSS UNREALIZED
                                                              APPRECIATION     APPRECIATION      DEPRECIATION
                                                             --------------  ----------------  ----------------
     Quality Growth VIP Fund                                 $      882,536  $      1,246,853  $       (364,317)
     Balanced VIP Fund                                               82,120           102,842           (20,722)
     Mid Cap VIP Fund                                             1,122,327         1,366,088          (243,761)
     Disciplined Value VIP Fund                                   1,030,378         1,050,478           (20,100)

     The investment concentration for the Funds as a percentage of net assets, by industry, as of June 30, 2004, was as follows:

                                           QUALITY GROWTH VIP  BALANCED VIP  MID CAP VIP  DISCIPLINED VALUE VIP
                                                  FUND             FUND          FUND             FUND
                                           ------------------  ------------  -----------  ---------------------
     Advertising                                  0.10%            1.30%         0.00%            0.00%
     Aerospace/Defense                            2.40%            0.70%         2.00%            3.40%
     Apparel                                      0.00%            0.00%         2.10%            0.00%
     Auto Manufacturers                           0.00%            0.00%         0.00%            2.70%
     Banks                                        2.90%            4.90%         1.60%            6.60%
     Beverages                                    0.20%            0.90%         0.00%            0.00%
     Biotechnology                                1.50%            0.00%         1.20%            0.00%
     Building Materials                           0.00%            0.00%         0.00%            1.80%
     Cash Equivalents                             0.00%            2.10%         2.70%            3.90%
     Chemicals                                    0.00%            2.20%         0.90%            3.00%
     Commercial Services                          5.70%            0.00%         7.10%            0.00%
     Computers                                    3.60%            2.80%         7.70%            3.20%
     Cosmetics/Personal Care                      0.00%            1.60%         1.70%            0.00%
     Distribution/Wholesale                       0.00%            0.00%         4.10%            0.00%
     Diversified Financial Services               7.70%            0.80%         2.50%            6.80%
     Electric                                     0.00%            0.50%         0.00%            4.70%
     Electrical Components & Equipment            2.60%            1.40%         2.00%            0.00%
     Electronics                                  3.90%            0.00%         6.20%            2.60%
     Entertainment                                1.90%            0.00%         0.00%            0.00%
     Environmental Control                        0.00%            0.00%         1.50%            0.00%
     Food                                         1.80%            3.00%         0.00%            5.20%
     Forest Products & Paper                      0.00%            0.00%         0.00%            4.70%
     Healthcare-Products                          3.60%            3.20%         5.70%            0.00%
     Healthcare-Services                          1.50%            0.00%         1.10%            0.80%
     Home Builders                                1.70%            0.00%         2.70%            0.00%
     Household Products/Wares                     0.00%            1.30%         0.00%            0.00%
     Insurance                                    0.60%            3.70%         1.60%            7.90%
     Internet                                     0.00%            1.20%         1.20%            0.00%
     Investment Companies                         2.70%            4.60%         5.50%            4.50%
     Leisure Time                                 0.50%            0.00%         0.00%            3.20%
     Machinery-Construction & Mining              0.00%            0.00%         0.00%            1.20%
     Machinery-Diversified                        1.70%            1.00%         0.00%            0.00%
     Media                                        2.60%            1.50%         1.10%            2.80%
     Mining                                       0.00%            1.00%         0.00%            0.00%
     Miscellaneous Manufacturing                  6.30%            2.10%         1.40%            5.60%
     Oil & Gas                                    0.10%            3.60%         3.20%           11.60%
     Oil & Gas Services                           3.30%            0.70%         0.00%            1.10%
     Pharmaceuticals                              5.40%            4.70%         7.10%            4.40%
     REITS                                        0.00%            0.00%         0.00%            0.40%
     Retail                                       8.80%            3.80%        10.90%            7.70%
     Semiconductors                              17.40%            1.30%         5.70%            1.00%
     Software                                     2.10%            3.50%         3.00%            0.00%
     Sovereign                                    0.00%           37.40%         0.00%            0.00%
     Telecommunications                           7.60%            1.60%         6.50%            4.00%
     Toys/Games/Hobbies                           0.00%            0.00%         0.40%            0.00%
     Transportation                               0.00%            1.90%         0.90%            0.00%

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                      QUALITY GROWTH VIP     BALANCED VIP        MID CAP VIP   DISCIPLINED VALUE VIP
                                                             FUND                FUND               FUND                FUND
                                                      ------------------   ----------------   ---------------- ---------------------
ASSETS:
   Investments, at cost                                $     11,153,962    $      1,621,126   $      8,957,565    $      8,908,715
   Net unrealized appreciation                                  882,536              82,120          1,122,327           1,030,378
                                                       ----------------    ----------------   ----------------    ----------------
   Investments, at value                                     12,036,498           1,703,246         10,079,892           9,939,093
   Repurchase agreements, at cost                                    --              37,000            279,000             383,000
                                                       ----------------    ----------------   ----------------    ----------------
     Total investments                                       12,036,498           1,740,246         10,358,892          10,322,093
   Cash                                                              --                 567                602                  --
   Interest and dividends receivable                              4,873               7,060              2,776              12,405
   Receivable from investment advisor                                --                 336                 --                  --
                                                       ----------------    ----------------   ----------------    ----------------
     Total assets                                            12,041,371           1,748,209         10,362,270          10,334,498
                                                       ----------------    ----------------   ----------------    ----------------

LIABILITIES:
   Payable to custodian                                              --                  --                 --              49,008
   Payable for investments purchased                                 --                  --            114,739             412,338
   Accrued expenses and other payables                           30,370              13,027             20,489              20,027
                                                       ----------------    ----------------   ----------------    ----------------
     Total liabilities                                           30,370              13,027            135,228             481,373
                                                       ----------------    ----------------   ----------------    ----------------

NET ASSETS:
   Capital                                                   11,590,951           1,569,588          9,098,347           8,752,436
   Accumulated net investment income/(loss)                     (18,057)                 34            (24,756)                903
   Accumulated net realized gain/(loss) from
    investment transactions                                    (444,429)             83,440             31,124              69,408
    Net unrealized appreciation of investments                  882,536              82,120          1,122,327           1,030,378
                                                       ----------------    ----------------   ----------------    ----------------
     Net Assets                                        $     12,011,001    $      1,735,182   $     10,227,042    $      9,853,125
                                                       ================    ================   ================    ================
   Outstanding units of beneficial interest (shares)          1,601,343             148,830            693,109             705,240
                                                       ================    ================   ================    ================
   Net asset value -- offering and redemption price
    per share                                          $           7.50    $          11.66   $          14.76    $          13.97
                                                       ================    ================   ================    ================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                      QUALITY GROWTH VIP     BALANCED VIP        MID CAP VIP   DISCIPLINED VALUE VIP
                                                             FUND                FUND               FUND                FUND
                                                      ------------------   ----------------   ---------------- ---------------------
INVESTMENT INCOME:
   Interest income                                     $             66    $         10,545   $          1,525    $          1,904
   Dividend income                                               34,406               6,906             16,766              79,493
                                                       ----------------    ----------------   ----------------    ----------------
     Total income                                                34,472              17,451             18,291              81,397
                                                       ----------------    ----------------   ----------------    ----------------

EXPENSES:
   Investment advisory fees                                      33,349               6,350             31,209              28,961
   Administration fees                                            2,144                 357              1,756               1,629
   Accounting fees                                               15,932              16,331             16,058              15,739
   Independent auditor fees                                       6,185               6,276              5,988               6,052
   Legal fees                                                    15,812               4,369              6,470               6,370
   Transfer agent fees                                            5,004               5,006              5,006               5,006
   Trustees' fees and expenses                                      706                 103                572                 529
   Other                                                          5,528               1,225              4,133               3,871
                                                       ----------------    ----------------   ----------------    ----------------
      Total expenses                                             84,660              40,017             71,192              68,157
      Less: Reimbursement from Advisor                          (18,917)            (18,660)           (15,060)            (15,161)
      Less: Waiver from administrator and/or
            affiliates                                          (13,214)            (12,619)           (13,085)            (13,043)
                                                       ----------------    ----------------   ----------------    ----------------
   Net expenses                                                  52,529               8,738             43,047              39,953
                                                       ----------------    ----------------   ----------------    ----------------
Net investment income (loss)                                    (18,057)              8,713            (24,756)             41,444
                                                       ----------------    ----------------   ----------------    ----------------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) from investment
    transactions                                                (55,149)             63,519             32,722              64,979
   Change in unrealized appreciation/depreciation of
    investments                                                  29,955             (67,492)           273,640             272,727
                                                       ----------------    ----------------   ----------------    ----------------
      Net realized and unrealized gains/(losses) on
       investments                                              (25,194)             (3,973)           306,362             337,706
                                                       ----------------    ----------------   ----------------    ----------------
      Change in net assets resulting from operations   $        (43,251)   $          4,740   $        281,606    $        379,150
                                                       ================    ================   ================    ================

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        QUALITY GROWTH VIP                  BALANCED VIP
                                                                               FUND                              FUND
                                                                  ------------------------------    ------------------------------
                                                                   FOR THE SIX        FOR THE        FOR THE SIX        FOR THE
                                                                  MONTHS ENDED      YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                                                  JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004    DECEMBER 31,
                                                                   (UNAUDITED)         2003          (UNAUDITED)         2003
                                                                  -------------    -------------    -------------    -------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                   $     (18,057)   $     (14,805)   $       8,713    $      11,053
   Net realized gains (losses) from investment transactions             (55,149)        (127,668)          63,519           38,998
   Change in unrealized appreciation/depreciation of investments         29,955        1,510,498          (67,492)         126,073
                                                                  -------------    -------------    -------------    -------------
   Change in net assets resulting from operations                       (43,251)       1,368,025            4,740          176,124
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                --               --           (8,679)         (12,008)
   From net realized gains                                                   --               --               --          (17,887)
                                                                  -------------    -------------    -------------    -------------
   Change in net assets from shareholder distributions                       --               --           (8,679)         (29,895)
                                                                  -------------    -------------    -------------    -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                        4,308,710        3,832,426          761,921          869,066
   Dividends reinvested                                                      --               --            8,679           29,895
   Cost of shares redeemed                                              (46,444)        (475,541)        (538,335)        (246,080)
                                                                  -------------    -------------    -------------    -------------
   Change in net assets from capital transactions                     4,262,266        3,356,885          232,265          652,881
                                                                  -------------    -------------    -------------    -------------
   Change in net assets                                               4,219,015        4,724,910          228,326          799,110

NET ASSETS:
   Beginning of period                                                7,791,986        3,067,076        1,506,856          707,746
                                                                  -------------    -------------    -------------    -------------
   End of period                                                  $  12,011,001    $   7,791,986    $   1,735,182    $   1,506,856
                                                                  =============    =============    =============    =============
Undistributed net investment income (loss)                        $     (18,057)   $          --    $          34    $          --
                                                                  =============    =============    =============    =============

SHARE TRANSACTIONS:
   Issued                                                               576,202          567,059           65,797           80,087
   Reinvested                                                                --               --              745            2,634
   Redeemed                                                              (6,251)         (66,590)         (46,251)         (21,635)
                                                                  -------------    -------------    -------------    -------------
   Change in shares                                                     569,951          500,469           20,291           61,086
                                                                  =============    =============    =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           MID CAP VIP                  DISCIPLINED VALUE VIP
                                                                               FUND                              FUND
                                                                  ------------------------------    ------------------------------
                                                                   FOR THE SIX        FOR THE        FOR THE SIX        FOR THE
                                                                  MONTHS ENDED      YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                                                  JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004    DECEMBER 31,
                                                                   (UNAUDITED)         2003          (UNAUDITED)         2003
                                                                  -------------    -------------    -------------    -------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                   $     (24,756)   $     (18,492)   $      41,444    $      33,439
   Net realized gains from investment transactions                       32,722            7,598           64,979           85,132
   Change in unrealized appreciation/depreciation of investments        273,640          820,837          272,727          734,402
                                                                  -------------    -------------    -------------    -------------
   Change in net assets resulting from operations                       281,606          809,943          379,150          852,973
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                --               --          (40,541)         (37,495)
   From net realized gains                                                   --           (9,196)              --          (66,915)
                                                                  -------------    -------------    -------------    -------------
   Change in net assets from shareholder distributions                       --           (9,196)         (40,541)        (104,410)
                                                                  -------------    -------------    -------------    -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                        4,654,706        4,510,847        4,489,191        4,162,234
   Dividends reinvested                                                      --            9,196           40,541          104,410
   Cost of shares redeemed                                             (391,463)        (400,918)        (422,217)        (348,661)
                                                                  -------------    -------------    -------------    -------------
   Change in net assets from capital transactions                     4,263,243        4,119,125        4,107,515        3,917,983
                                                                  -------------    -------------    -------------    -------------
   Change in net assets                                               4,544,849        4,919,872        4,446,124        4,666,546

NET ASSETS:
   Beginning of period                                                5,682,193          762,321        5,407,001          740,455
                                                                  -------------    -------------    -------------    -------------
   End of period                                                  $  10,227,042    $   5,682,193    $   9,853,125    $   5,407,001
                                                                  =============    =============    =============    =============
Undistributed net investment income (loss)                        $     (24,756)   $          --    $         903    $          --
                                                                  =============    =============    =============    =============

SHARE TRANSACTIONS:
   Issued                                                               320,989          356,279          328,430          352,419
   Reinvested                                                                --              647            2,952            8,333
   Redeemed                                                             (27,550)         (29,883)         (31,415)         (27,516)
                                                                  -------------    -------------    -------------    -------------
   Change in shares                                                     293,439          327,043          299,967          333,236
                                                                  =============    =============    =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

    (For a share outstanding throughout the period)

                                                                               QUALITY GROWTH VIP FUND
                                                       ----------------------------------------------------------------------
                                                        FOR THE SIX           FOR THE           FOR THE          JANUARY 26,
                                                       MONTHS ENDED          YEAR ENDED        YEAR ENDED          2001 TO
                                                       JUNE 30, 2004        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                        (UNAUDITED)             2003              2002             2001 (a)
                                                       -------------        -------------     -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $        7.55        $        5.78     $        8.26     $       10.00
                                                       -------------        -------------     -------------     -------------

INVESTMENT ACTIVITIES:
Net investment loss                                            (0.02)               (0.02)            (0.01)            (0.01)
Net realized and unrealized gains/(losses)                     (0.03)                1.79             (2.47)            (1.73)
                                                       -------------        -------------     -------------     -------------
Total investment activities                                    (0.05)                1.77             (2.48)            (1.74)
                                                       -------------        -------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD                         $        7.50        $        7.55     $        5.78     $        8.26
                                                       =============        =============     =============     =============
Total return                                                   (0.66%)(b)           30.62%           (30.02%)          (17.40%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                     $      12,011        $       7,792     $       3,067     $         914
Ratios of expenses to average net assets                        1.10%(c)             1.10%             1.10%             1.10%(c)
Ratios of net investment loss to average net assets            (0.38%)(c)           (0.31%)           (0.25%)           (0.22%)(c)
Ratio of expenses to average net assets (d)                     1.78%(c)             2.91%             6.30%             3.25%(c)
Portfolio turnover rate                                         3.88%               16.45%            12.03%            32.52%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

    (For a share outstanding throughout the period)

                                                                       BALANCED VIP FUND
                                                       --------------------------------------------------
                                                        FOR THE SIX         FOR THE           JULY 15,
                                                       MONTHS ENDED        YEAR ENDED          2002 TO
                                                       JUNE 30, 2004      DECEMBER 31,      DECEMBER 31,
                                                        (UNAUDITED)           2003             2002 (a)
                                                       -------------      -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $       11.72      $       10.49     $       10.00
                                                       -------------      -------------     -------------

INVESTMENT ACTIVITIES:
Net investment income                                           0.05               0.09              0.05
Net realized and unrealized gains/(losses)                     (0.05)              1.38              0.49
                                                       -------------      -------------     -------------
Total investment activities                                    (0.00)              1.47              0.54
                                                       -------------      -------------     -------------

DISTRIBUTIONS:
From net investment income                                     (0.06)             (0.11)            (0.05)
From net realized gains                                           --              (0.13)               --
                                                       -------------      -------------     -------------
Total distributions                                            (0.06)             (0.24)            (0.05)
                                                       -------------      -------------     -------------
NET ASSET VALUE, END OF PERIOD                         $       11.66      $       11.72     $       10.49
                                                       =============      =============     =============
Total return                                                   (0.02%)(b)         14.04%             5.37%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                     $       1,735      $       1,507     $         708
Ratios of expenses to average net assets                        1.10%(c)           1.10%             1.06%(c)
Ratios of net investment income to average net assets           1.10%(c)           0.91%             1.06%(c)
Ratio of expenses to average net assets (d)                     5.04%(c)           6.36%            14.99%(c)
Portfolio turnover rate                                        43.98%             69.22%            12.20%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

    (For a share outstanding throughout the period)

                                                        MID CAP VIP FUND                        DISCIPLINED VALUE VIP FUND
                                         ---------------------------------------------  ------------------------------------------
                                           FOR THE SIX       FOR THE       JULY 15,      FOR THE SIX      FOR THE       JULY 15,
                                          MONTHS ENDED      YEAR ENDED     2002 TO       MONTHS ENDED    YEAR ENDED     2002 TO
                                          JUNE 30, 2004    DECEMBER 31,  DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,  DECEMBER 31,
                                           (UNAUDITED)         2003        2002 (a)      (UNAUDITED)       2003         2002 (a)
                                         --------------    ------------ --------------  --------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  14.22        $  10.50     $  10.00        $  13.34        $  10.28      $  10.00
                                             --------        --------     --------        --------        --------      --------

INVESTMENT ACTIVITIES:
Net investment income (loss)                    (0.06)          (0.05)       (0.02)           0.07            0.14          0.07
Net realized and unrealized gains                0.60            3.79         0.52            0.63            3.24          0.28
                                             --------        --------     --------        --------        --------      --------
Total investment activities                      0.54            3.74         0.50            0.70            3.38          0.35
                                             --------        --------     --------        --------        --------      --------

DISTRIBUTIONS:
From net investment income                         --              --           --           (0.07)          (0.15)        (0.07)
From net realized gains                            --           (0.02)          --              --           (0.17)           --
                                             --------        --------     --------        --------        --------      --------
Total distributions                                --           (0.02)          --           (0.07)          (0.32)        (0.07)
                                             --------        --------     --------        --------        --------      --------
NET ASSET VALUE, END OF PERIOD               $  14.76        $  14.22     $  10.50        $  13.97        $  13.34      $  10.28
                                             ========        ========     ========        ========        ========      ========
Total return                                     3.80%(b)       35.66%        5.00%(b)        5.23%(b)       33.26%         3.53%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $ 10,227        $  5,682     $    762        $  9,853        $  5,407      $    740
Ratios of expenses to average net assets         1.10%(c)        1.10%        1.10%(c)        1.10%(c)        1.10%         1.10%(c)
Ratios of net investment income (loss)
  to average net assets                         (0.63%)(c)      (0.72%)      (0.59%)(c)       1.14%(c)        1.40%         1.80%(c)
Ratio of expenses to average net
  assets (d)                                     1.82%(c)        3.65%       14.16%(c)        1.61%(c)        3.83%        14.83%(c)
Portfolio turnover rate                         17.99%          46.79%        0.00%           8.05%          28.43%        36.68%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company, Jackson National Life Insurance Company as well as other eligible purchasers.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However based on the experience, the Trust expects that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by Fifth Third Asset Management, Inc. (the "Advisor") pursuant to guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. As of June 30, 2004 all repurchase agreements were fully collateralized by U.S. Treasury securities.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared

FIFTH THIRD VARIABLE INSURANCE FUNDS

JUNE 30, 2004 (UNAUDITED)

     and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2004, were as follows:

                                        PURCHASES           SALES
                                      --------------   --------------
     Quality Growth VIP Fund          $    4,459,044   $      365,184
     Balanced VIP Fund                       849,705          626,894
     Mid Cap VIP Fund                      5,203,676        1,330,735
     Disciplined Value VIP Fund            4,554,918          538,602

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by the Advisor, a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund. The Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.10% of the average daily net assets of each Fund.

     The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in the year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the six months ending June 30, 2004, the reimbursement that may potentially be made by the Funds is as follows:

                            EXPIRES 2007    EXPIRES 2006    EXPIRES 2005
                            ------------    ------------    ------------
     Quality Growth
       VIP Fund             $     18,917    $     62,061              --
     Balanced VIP Fund            18,660          38,618    $     23,860
     Mid Cap VIP Fund             15,060          39,732          23,820
     Disciplined Value
       VIP Fund                    5,405          40,014          24,120

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio receives fees based on a percentage of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant receiving fees based on a percentage of the average daily net assets of each Fund, plus out of pocket charges. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Fifth Third Bank serves as the Funds custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the six months ended June 30, 2004, the Funds did not make any payments pursuant to the Service Plan.

5.   PROXY VOTING INFORMATION:

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Trust voted relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-862-6668; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      VARIABLE INSURANCE FUNDS

By (Signature and Title)  /s/ Adam S. Ness          Adam S. Ness, Treasurer
                        -------------------------------------------------------

Date  September 3, 2004
     -----------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Walter B. Grimm       Walter B. Grimm, President
                        -------------------------------------------------------

Date  September 3, 2004
     -----------------------------------

By (Signature and Title)  /s/ Adam S. Ness          Adam S. Ness, Treasurer
                        -------------------------------------------------------

Date  September 3, 2004
     -----------------------------------